UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

U.S. Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6467

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

February 28, 2018

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (77%)

	---------- ALABAMA (2%)--------
$140	Auburn University	3.000	12/01/2018	9.16%	$125

					125
	---------- CALIFORNIA (11%)--------
333	California State University	3.000	11/01/2019	8.99%	309
79	Lassen Junior College District	3.000	04/01/2020	10.27%	72
200	University Student Co-Operative Association	3.000	04/01/2019	10.70%	189

					570
	---------- DISTRICT OF COLUMBIA (33%)--------
513	Georgetown University	3.000	11/01/2020	10.36%	454
1,370	Georgetown University	4.000	11/01/2020	10.52%	1,231

					1,685
	---------- INDIANA (19%) --------
1,200	Vincennes University	3.000	06/01/2023	9.02%	990

					990
	---------- MISSISSIPPI (5%)--------
280	Mississippi State University	3.000	12/01/2020	9.64%	238

					238

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

February 28, 2018

(Dollar Amounts in Thousands)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)		Amortized Cost
		---------- NEW Mexico (.0%)*--------
21		College of Santa Fe	3.000	10/01/2018		10.43%		20

								20
		---------- NORTH CAROLINA (1%) --------
60		Saint Mary’s College	3.000	06/01/2020		10.14%		52

								52
		---------- PENNSYLVANIA (3%)--------
150		Villanova University	3.000	04/01/2019		10.70%		141

								141
		---------- TEXAS (2%)--------
83		University of Saint Thomas	3.000	10/01/2019		10.41%		76

								76
		---------- VIRGINIA (1%)--------
30		Lynchburg College	3.000	05/01/2018		10.68%		29

								29

	(B)	TOTAL COLLEGE & UNIVERSITY LOANS (77%)						3,926

		Allowance for Loan Losses (-1%)						(40)

		Loans, net of allowance for loan losses (76%)						3,886

		INVESTMENT AGREEMENTS (33%)
1,182		JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(C)	7.050		1,182
507		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750		507

		TOTAL INVESTMENT AGREEMENTS						1,689

		TOTAL INVESTMENTS (109%)					(B)	$5,575

		OTHER ASSETS, LESS LIABILITIES (-9%)						(472)

		NET ASSETS (100.0%)						$5,103

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity from the date of purchase.
(B)	The tax basis of the Loans is approximately $4,459.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Patrick S.R. MacDonald, Assistant Vice President

Date	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Giordano, Executive Vice President

Date	April 27, 2018

*	Print the name and title of each signing officer under his or her signature.